Fair Value Measurements (Details)	Dec. 31, 2016
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percentage of fair value warrant liabilities	0.70
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percentage of fair value warrant liabilities	55
Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value expected term	8 months 1 day
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percentage of fair value warrant liabilities	0.00